Document and Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-36331
Entity Registrant Name	Quotient Technology Inc.
Entity Central Index Key	0001115128
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0485123
Entity Address, Address Line One	1260 East Stringham Avenue
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	650
Local Phone Number	605-4600
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	QUOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false